Income and Expenses - Cost of Sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income And Expenses [Line Items]
Costs of sales	€ 59,333	€ 17,361	€ 13,690
Commercial
Disclosure Of Income And Expenses [Line Items]
Costs of sales	59,333	17,361	13,690
Commercial | COVID-19 Vaccine Revenues
Disclosure Of Income And Expenses [Line Items]
Costs of sales	35,616
Commercial | Other Sales
Disclosure Of Income And Expenses [Line Items]
Costs of sales	€ 23,717	€ 17,361	€ 13,690